NET INCOME PER SHARE (Computation of Basic and Dilted Net Income Per Share) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
NET INCOME PER SHARE [Abstract]
Net income attributable to ChinaEdu Corporation (numerator)	$ 6,092	37,971	16,821	39,317
Weighted average ordinary shares outstanding used in computing basic net income per share	47,523,375	47,523,375	47,453,930	48,004,323
Incremental weighted average ordinary shares from assumed conversions of share option, warrants and RSUs using treasury stock method	2,963,858	2,963,858	3,215,299	4,005,906
Weighted average ordinary shares outstanding used in computing diluted net income per share	50,487,233	50,487,233	50,669,229	52,010,229
Net income per share attributable to ChinaEdu Corporation-basic	$ 0.13	0.80	0.35	0.82
Net income per share attributable to ChinaEdu Corporation-diluted	$ 0.12	0.75	0.33	0.76